| O’Shares FTSE Asia Pacific Quality Dividend ETF
O’Shares FTSE Asia Pacific Quality Dividend ETF

FQF TRUST

Supplement Dated September 2, 2015

     O’Shares FTSE Asia Pacific Quality Dividend ETF (OASI)

Prospectus Dated July 10, 2015

5.	The table titled “Annual Fund Operating Expenses” in the “Fund Summaries” section for the O’Shares FTSE Asia Pacific Quality Dividend ETF is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees (1)	0.58%
Distribution and/or Service (12b-1) Fees (2)	0.00%
Other Expenses (3)	0.01%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver and Expense Reimbursement (4)	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.58%

(1) Effective August 24, 2015, the Fund’s management fee was lowered from 0.65% to 0.58%.

(2) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(3) Based on estimated amounts for the current fiscal year.

(4) The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.58%. This undertaking can only be changed with the approval of the Board of Trustees.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		O’Shares FTSE Asia Pacific Quality Dividend ETF
Management Fees	[1]	0.58%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[3]	0.01%
Total Annual Fund Operating Expenses		0.59%
Fee Waiver and Expense Reimbursement	[4]	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.58%
[1]	Effective August 24, 2015, the Fund’s management fee was lowered from 0.65% to 0.58%.
[2]	Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[3]	Based on estimated amounts for the current fiscal year.
[4]	The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.58%. This undertaking can only be changed with the approval of the Board of Trustees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE